        As filed with the Securities and Exchange Commission on January 11, 2007

                                                     1933 Act File No. 333-30810
                                                      1940 Act File No. 811-9819

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]


                         Post-Effective Amendment No. 20                     [X]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]


                                Amendment No. 21                             [X]


                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                   P.O. BOX 5049, BOSTON, MASSACHUSETTS 02206
                    (Address of Principal Executive Offices)

                                 (617) 662-3966
                         (Registrant's Telephone Number)

                            Karen Jacoppo-Wood, Esq.
                       State Street Bank and Trust Company
                        2 Avenue de Lafayette, 6th Floor
                           Boston, Massachusetts 02111
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Timothy W. Diggins, Esq.
                                Ropes & Gray LLP
                             One International Place
                        Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box):


[ ]  Immediately upon filing pursuant   [X]  On January 29, 2007 pursuant to
     to paragraph (b)                        paragraph (b)


[ ]  60 days after filing pursuant to   [ ]  On (date) pursuant to paragraph
     paragraph (a)(1)                        (a)(1) of Rule 485.

[ ]  75 days after filing pursuant to   [ ]  On (date) pursuant to paragraph
     paragraph (a)(2)                        (a)(2) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

STATEMENT OF INCORPORATION BY REFERENCE



The following documents are incorporated herein by reference in their entirety:



--------------------------------------------------------------------------------
Document                        As filed with the SEC on    Accession Number
--------------------------------------------------------------------------------
Prospectus for State Street     December 26, 2006           0000950135-06-007639
Institutional Enhanced Cash
Fund
--------------------------------------------------------------------------------
Prospectus for State Street     December 26, 2006           0000950135-06-007639
Institutional Tax-Free
Enhanced Cash Fund
--------------------------------------------------------------------------------
Prospectus for State Street     December 26, 2006           0000950135-06-007639
Institutional Tax-Free
Money Market Fund
--------------------------------------------------------------------------------
Combined Statement of           December 26, 2006           0000950135-06-007639
Additional Information for
State Street Institutional
Enhanced Cash Fund, State
Street Institutional Tax-Free
Enhanced Cash Fund and
State Street Institutional
Tax-Free Money Market
Fund
--------------------------------------------------------------------------------

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1)   Declaration of Trust was filed previously as Exhibit (a) to the Trust's
         Registration Statement and is incorporated by reference herein.

   (2) Form of Amendment No. 1 to Agreement and Declaration of Trust was filed previously as Exhibit (a)(1) to Post-Effective Amendment No. 9+ and is incorporated by reference herein.

   (3) Form of Amendment No. 2 to Agreement and Declaration of Trust was filed previously as Exhibit (a)(3) to Post-Effective Amendment No. 15 and is incorporated by reference herein.

   (4) Form of Amendment No. 3 to Agreement and Declaration of Trust was filed previously as Exhibit (a)(4) to Post-Effective Amendment No. 15 and is incorporated by reference herein.

   (5) Amendment No. 4 to Agreement and Declaration of Trust to be filed by amendment.

(b) Second Amended and Restated By-laws of the Trust were filed previously as Exhibit (b) to Post-Effective Amendment No. 12 to the Trust's
         Registration Statement and are incorporated by reference herein.

(c)      Not applicable.

(d)(1) Investment Advisory Agreement between SSgA Funds Management, Inc. and the Trust was filed previously as Exhibit (d)(2) to Post-Effective
         Amendment No. 9+ and is incorporated by reference herein.

   (2)   Form of Amendment to Investment Advisory Contract between SSgA Funds
         Management, Inc. and the Trust was filed previously as Exhibit (d)(3) to Post-Effective Amendment No. 9+ and is incorporated by reference herein.

   (3)   Form of Fee Waiver and Expense Reimbursement Agreement between SSgA
         Funds Management, Inc. and the Trust with respect to the State Street
         Institutional Liquid Reserves Fund was filed previously as Exhibit
         (d)(3) to Post-Effective Amendment No. 17 and is incorporated by reference herein.

   (4) Form of Voluntary Fee Waiver Letter from SSgA Funds Management, Inc. to the Trust with respect to the State Street Institutional Liquid
         Reserves Fund was filed previously as Exhibit (d)(4) to Post-Effective
         Amendment No. 17 and is incorporated by reference herein.

   (5)   Form of Amendment to Investment Advisory Contract between SSgA Funds
         Management, Inc. and the Trust regarding the State Street Institutional
         Enhanced Cash Fund, State Street Institutional Tax-Free Enhanced Cash
         Fund and State Street Institutional Tax-Free Money Market Fund to be filed by amendment.

(e)(1) Distribution Agreement between ALPS Distributors, Inc. and the Trust was filed previously as Exhibit (e)(1) to Post-Effective Amendment No.
         17 and is incorporated by reference herein.

   (2) Form of Selling Dealer Agreement was filed previously as Exhibit (e)(4) to Post-Effective Amendment No. 13 and is incorporated by reference herein.

(f)      Not applicable.

(g)(1)   Amended and Restated Custodian Agreement between State Street Bank and
         Trust Company and the Trust was filed previously as Exhibit (g)(1) to Post-Effective Amendment No. 9+ and is incorporated by reference herein.

(h)(1)   Transfer Agent and Services Agreement between State Street Bank and
         Trust Company and the Trust was filed previously as Exhibit (h)(1) to Post-Effective Amendment No. 9+ and is incorporated by reference herein.

   (2) Administration Agreement between State Street Bank and Trust Company and the Trust was filed previously as Exhibit (h)(2) to Post-Effective
         Amendment No. 9+ and is incorporated by reference herein.

   (3)   Form of Transfer Agent and Services Agreements between ALPS Mutual Fund
         Services, Inc. and the Trust related to the State Street Institutional
         Liquid Reserves Fund was filed previously as Exhibit (h)(3) to Post-Effective Amendment No. 13 and is incorporated by reference herein.

(3)(a)   Amendment to Transfer Agent and Services Agreements between ALPS Mutual
         Fund Services, Inc. and the Trust related to the State Street
         Institutional Liquid Reserves Fund was filed previously as Exhibit
         (h)(3) to Post-Effective Amendment No. 13 and is incorporated by reference herein.

   (4)   Form of Master-Feeder Participation Agreement between State Street
         Master Funds and the Trust with respect to the State Street Equity 500
         Index Fund was filed previously as Exhibit (h)(4) to Post-Effective
         Amendment No. 17 and is incorporated by reference herein.

   (5)   Form of Master-Feeder Participation Agreement between State Street
         Master Funds and the Trust with respect to the State Street
         Institutional Liquid Reserves Fund was filed previously as Exhibit
         (h)(5) to Post-Effective Amendment No. 17 and is incorporated by reference herein.

   (6) Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Enhanced
         Cash Fund to be filed by amendment.

   (7) Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax-Free
         Enhanced Cash Fund to be filed by amendment.

   (8) Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax-Free
         Money Market Fund to be filed by amendment.

(i)(1) Legal Opinion of Ropes & Gray LLP was filed previously as Exhibit (i) to Pre-Effective Amendment No. 1 to the Trust's Registration Statement and is incorporated by reference herein.

   (2)   Legal Opinion of Ropes & Gray LLP regarding the State Street Money
         Market Fund was filed previously as Exhibit (i)(2) to Post-Effective
         Amendment No. 10 and is incorporated by reference herein.

   (3)   Legal Opinion of Ropes & Gray LLP regarding the Class R Shares of the
         State Street Equity 500 Index Fund was filed previously as Exhibit
         (i)(3) to Post-Effective Amendment No. 15 and is incorporated by reference herein.

   (4)   Legal Opinion of Ropes & Gray LLP regarding the State Street
         Institutional Enhanced Cash Fund, State Street Institutional Tax-Free
         Enhanced Cash Fund and State Street Institutional Tax-Free Money Market
         Fund to be filed by amendment.

(j)(1)   Consent of Ernst & Young LLP was filed previously as Exhibit (j) to
         Post-Effective Amendment No. 17 and is incorporated by reference herein.

(k)      Not applicable.

(l)      Not applicable.

(m)      Rule 12b-1 Plan to be filed by amendment.

(n)      Rule 18f-3 Plan was filed previously as Exhibit (n) to Post-Effective
         Amendment No. 15 and is incorporated by reference herein.

(p)(1) Joint Code of Ethics with the State Street Master Funds was filed previously as Exhibit (p)(1) to Post-Effective Amendment No. 13 and is incorporated by reference herein.

   (2) Amended Code of Ethics of SSgA Funds Management, Inc. was filed previously as Exhibit (p)(2) to Post-Effective Amendment No. 17 and is incorporated by reference herein.

   (3) Amended Code of Ethics of ALPS Distributors, Inc. was filed previously as Exhibit (p)(3) to Post-Effective Amendment No. 17 and is incorporated by reference herein.

+ Post-Effective Amendment No. 8 was filed with the Commission on January 30, 2002. The next Post-Effective Amendment, filed on April 30, 2002, should have been sequentially numbered Post-Effective Amendment No. 9. Due to a scrivener's error, it was numbered Post-Effective Amendment No. 10. Such Post-Effective Amendment has been referred to in this Part C as Post-Effective Amendment No. 9.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

     See the Prospectus and the Statement of Additional Information regarding the Trust's control relationships.

ITEM 25. INDEMNIFICATION

     Pursuant to Article 4 of the Trust's Amended and Restated By-Laws, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer or by reason of his or her being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person, may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding on the condition that the amounts so paid shall be repaid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article.

     As to any matter disposed of by a compromise payment by any such Covered Person referred to above, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such compromise shall be approved as in the best interests of the Trust, after notice that it involved such indemnification, (a) by a disinterested majority of the Trustees then in office; or (b) by a majority of the disinterested Trustees then in office; or (c) by any disinterested person or persons to whom the question may be referred by the Trustees, provided that in the case of approval pursuant to clause (b) or (c) there has been obtained an opinion in writing of independent legal counsel to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such person against any liability to the Trust or its Shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; or (d) by vote of Shareholders holding a majority of the Shares entitled to vote thereon, exclusive of any Shares beneficially owned by any interested Covered Person. Approval by the Trustees pursuant to clause (a) or (b) or by any disinterested person or persons pursuant to clause (c) of this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article 4, the term "Covered Person" shall include such person's heirs, executors and administrators; an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending; and a "disinterested Trustee" or "disinterested person" is a Trustee or a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     See "Management of the Trust" in Part B. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

     (a) The sole principal underwriter for the Trust is ALPS Distributors, Inc. which acts as distributor for the Trust and the following other investment companies: Accessor Funds, AARP Funds, Agile Funds, Ameristock Mutual Funds, Inc., BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Drake Funds, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone, Nasdaq 100 Trust, PowerShares Exchange-Traded Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Scottish Widows Investment Partnership Trust, Stonebridge Funds, Inc.,

          Utopia Funds, W. P. Stewart Funds, Wasatch Funds, Westcore Trust, Williams Capital Liquid Assets Fund and WisdomTree Trust.

     (b) To the best of the Trust's knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Edmund J. Burke      Director and President
Thomas A. Carter     Managing Director -Sales and Finance; Treasurer
Jeremy O. May        Managing Director - Operations and Client Service;
                     Secretary
Diana Adams          Vice President, Controller
Tane T. Tyler        Chief Legal Officer, Assistant Secretary
Bradley J. Swenson   Chief Compliance Officer

* The principal business address for each of the above directors and executive officers is 1625 Broadway, Suite 2200, Denver, Colorado 80202.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     The accounts and records of the Trust are located, in whole or in part, at the office of the Trust and the following locations:

     State Street Institutional Investment Trust ("Trust")
     P.O. Box 5049 Boston, MA 02206

     SSgA Funds Management, Inc. ("Adviser")
     State Street Financial Center
     One Lincoln Street
     Boston, MA 02111

     State Street Bank and Trust Company ("Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent", except not the Transfer Agent/Dividend Disbursing Agent for the State Street Institutional Liquid Reserves Fund)
     2 Avenue de Lafayette
     Boston, MA 02111

     ALPS Distributors, Inc.
     ALPS Mutual Fund Services, Inc. (Transfer Agent/Dividend Disbursing Agent for the State Street Institutional Liquid Reserves Fund)
     1625 Broadway
     Suite 2200
     Denver, CO 80202

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30. UNDERTAKINGS

     Not applicable.

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant, State Street Institutional Investment Trust (the "Trust") certifies that it meets all of the requirements for effectiveness of this amendment to the Trust's registration statement under Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Trust's Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 11th day of January 2007.


                                        STATE STREET INSTITUTIONAL INVESTMENT
                                        TRUST


                                        By:                   *
                                            ------------------------------------
                                            James E. Ross
                                            President


Pursuant to the requirements of the 1933 Act, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 11th day of January, 2007:


Signature                               Title
---------                               -----


                  *
-------------------------------------
James E. Ross                           President (Principal Executive Officer)


                  *
-------------------------------------
Gary L. French                          Treasurer (Principal Accounting Officer)


                  *
-------------------------------------
William L. Boyan                        Trustee


                  *
-------------------------------------
Michael F. Holland                      Trustee


                  *
-------------------------------------
Rina K. Spence                          Trustee


                  *
-------------------------------------
Douglas T. Williams                     Trustee


* Attorney-in-fact: /s/ Tim P. Walsh
                    -----------------